Trade payables and other liabilities (Details) - CAD ($) $ in Millions	Mar. 01, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Trade payables and accruals			$ 3,602	$ 2,931
Compensation payable			607	622
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability			149	149
Commodity taxes payable			108	31
Derivative liabilities			106	40
Provisions			74	81
Other current liabilities			575	601
Total trade payables and other liabilities			5,221	4,455
Liabilities			46,814	43,823
Trade payables and other liabilities			5,221	4,455
MLSE financial liability
Disclosure of financial liabilities [line items]
Liabilities			149	149
Repurchased obligation | MLSE financial liability
Disclosure of financial liabilities [line items]
Liabilities	$ 149	$ 149
Government Of Québec
Disclosure of financial liabilities [line items]
Total trade payables and other liabilities			28	82
Trade payables and other liabilities			$ 28	$ 82